SCHEDULE OF PREPAID ASSETS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Prepaid Assets
Prepaid insurance	$ 20,222	$ 35,389	$ 2,978
Prepaid drone development (Note 17)	1,023,687
Prepaid other	211,171	10,803
Equipment deposits			41,103
Total prepaid assets	$ 1,255,080	$ 46,192	$ 44,081